Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable, gross	$ 42,200,500	$ 50,063,491
Less: allowance for doubtful accounts	(194,862)	(234,072)
Accounts receivable, net	$ 42,005,638	$ 49,829,419